Loans - Classification and Unpaid Principal Balance (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Unpaid principal balance
Loans, Held-for-investment	$ 1,603,666	$ 1,730,557
Loans, Held at fair value and Held for sale, at fair value	225,871	150,374
Total loans	1,829,537	1,880,931
Operating Partnership
Unpaid principal balance
Loans, Held-for-investment	936,034	905,916
Loans, Held at fair value and Held for sale, at fair value	27,420	31,944
Total loans	963,454	937,860
ReadyCap
Unpaid principal balance
Loans, Held-for-investment	13,905	37,025
Loans, Held at fair value and Held for sale, at fair value	198,451	118,430
Total loans	212,356	155,455
Lending
Unpaid principal balance
Loans, Held-for-investment	653,727	787,616
Total loans	$ 653,727	$ 787,616